Property, Plant and Equipment, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 28,206	175,008	149,975	119,919
Property and equipment pledged as collateral	26,583	164,938	502,575
Secured bank borrowings	26,301	163,185	254,308
Equipment under operating lease, cost	171,978	1,067,057	1,113,934
Equipment under operating lease, accumulated depreciation	$ 56,011	347,524	305,165